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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas                              77046
  (Address of principal executive offices)                            (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on March 10, 2006 for the period ended December 31, 2005 to amend Item 1 "Reports to Stockholders" with respect to AIM Basic Balanced Fund's annual report to correct the annual returns for Class A shares shown in such annual report. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                         IMPORTANT INFORMATION REGARDING

                             AIM BASIC BALANCED FUND

   SUPPLEMENT DATED MAY 8, 2006, TO THE ANNUAL REPORT DATED DECEMBER 31, 2005



May 8, 2006



Dear Shareholder:

In the last couple of months, you should have received an annual report for AIM Basic Balanced Fund dated December 31, 2005.

On page 7 of the annual report, in the Fund's long-term performance section, performance for the Fund's Class A shares was misstated.

We apologize for any inconvenience our error may have caused. A corrected version of the Fund's long-term performance page--as of December
31, 2005--appears on the back of this letter.

The Fund will not incur any costs associated with printing and mailing this correction.

A corrected version of the full report can be viewed at AIMinvestments.com. Click on the "Products & Performance" tab and then click on the "Prospectuses" link at the bottom of the page. Select "AIM Basic Balanced Fund" from the drop-down menu and then click on the annual report link labeled "12/31/05."



AIM Investment Services, Inc.











==============================================================================
  THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==============================================================================

------------------------------------------------------------
  NOT FDIC INSURED |  MAY LOSE VALUE  |  NO BANK GUARANTEE
------------------------------------------------------------

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com       BBA-STK-2  05/06     A I M Distributors,Inc.

                             AIM BASIC BALANCED FUND

    SUPPLEMENT DATED MAY 8, 2006, TO THE ANNUAL REPORT DATED DECEMBER 31, 2005

Long-term performance figures for the Fund's Class A shares presented on page 7 of the AIM Basic Balanced Fund annual report dated December 31, 2005, were incorrect and overstated the performance for the shares.

The annual report showed that as of December 31, 2005, and including applicable sales charges, the Fund's Class A shares returned 5.48% since inception on September 28, 2001 and -0.12% for one year. In fact, those performance figures should have been 5.29% and -0.91%, respectively.

Below is a corrected version of the Fund's long-term performance information as it should have appeared in the Fund's annual report dated December 31, 2005.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------
As of 12/31/05, including
applicable sales charges

CLASS A SHARES
--------------------------------
Inception (9/28/01)        5.29%
--------------------------------
1 Year                    -0.91
--------------------------------

CLASS B SHARES
--------------------------------
Inception (9/28/01)        5.58%
--------------------------------
1 Year                    -0.96
--------------------------------

CLASS C SHARES
--------------------------------
Inception (9/28/01)        5.99%
--------------------------------
1 Year                     3.04
--------------------------------

CLASS R SHARES
--------------------------------
Inception                  6.49%
--------------------------------
1 Year                     4.47
--------------------------------

INVESTOR CLASS SHARES
--------------------------------
Inception                  6.69%
--------------------------------
1 Year                     4.85
--------------------------------


CLASS R SHARES' INCEPTION DATE      REFLECT RULE 12b-1 FEES             TINGENT DEFERRED SALES
IS APRIL 30, 2004. RETURNS          APPLICABLE TO CLASS A SHARES.       CHARGE (CDSC) FOR THE PERIOD
SINCE THAT DATE ARE HISTORICAL        THE PERFORMANCE DATA QUOTED       INVOLVED. THE CDSC ON CLASS B
RETURNS. ALL OTHER RETURNS ARE      REPRESENT PAST PERFORMANCE AND      SHARES DECLINES FROM 5%
BLENDED RETURNS OF HISTORICAL       CANNOT GUARANTEE COMPARABLE         BEGINNING AT THE TIME OF
CLASS R SHARE PERFORMANCE AND       FUTURE RESULTS; CURRENT             PURCHASE TO 0% AT THE
RESTATED CLASS A SHARE              PERFORMANCE MAY BE LOWER OR         BEGINNING OF THE SEVENTH YEAR.
PERFORMANCE (FOR PERIODS PRIOR      HIGHER. PLEASE VISIT OUR WEB        THE CDSC ON CLASS C SHARES IS
TO THE INCEPTION DATE OF CLASS      SITE AT AIMINVESTMENTS.COM FOR      1% FOR THE FIRST YEAR AFTER
R SHARES) AT NET ASSET VALUE,       THE MOST RECENT MONTH-END           PURCHASE. CLASS R SHARES DO
ADJUSTED TO REFLECT THE HIGHER      PERFORMANCE. PERFORMANCE            NOT HAVE A FRONT-END SALES
RULE 12b-1 FEES APPLICABLE TO       FIGURES REFLECT REINVESTED          CHARGE; RETURNS SHOWN ARE AT
CLASS R SHARES.                     DISTRIBUTIONS, CHANGES IN NET       NET ASSET VALUE AND DO NOT
  INVESTOR CLASS SHARES'            ASSET VALUE AND THE EFFECT OF       REFLECT A 0.75% CDSC THAT MAY
INCEPTION DATE IS JULY 15,          THE MAXIMUM SALES CHARGE            BE IMPOSED ON A TOTAL
2005. RETURNS SINCE THAT DATE       UNLESS OTHERWISE STATED.            REDEMPTION OF RETIREMENT PLAN
ARE HISTORICAL RETURNS. ALL         INVESTMENT RETURN AND               ASSETS WITHIN THE FIRST YEAR.
OTHER RETURNS ARE BLENDED           PRINCIPAL VALUE WILL FLUCTUATE      INVESTOR CLASS SHARES DO NOT
RETURNS OF HISTORICAL INVESTOR      SO THAT YOU MAY HAVE A GAIN OR      HAVE A FRONT-END SALES CHARGE
CLASS SHARE PERFORMANCE AND         LOSS WHEN YOU SELL SHARES.          OR A CDSC; THEREFORE,
RESTATED CLASS A SHARE                CLASS A SHARE PERFORMANCE         PERFORMANCE IS AT NET ASSET
PERFORMANCE (FOR PERIODS PRIOR      REFLECTS THE MAXIMUM 5.50%          VALUE.
TO THE INCEPTION DATE OF            SALES CHARGE, AND CLASS B AND         THE PERFORMANCE OF THE FUND'S
INVESTOR CLASS SHARES) AT NET       CLASS C SHARE PERFORMANCE           SHARE CLASSES WILL DIFFER DUE
ASSET VALUE, ADJUSTED TO            REFLECTS THE APPLICABLE             TO DIFFERENT SALES CHARGE
                                    CON-                                STRUCTURES AND CLASS EXPENSES.


ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

     On the date of the reporting period, October 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

     On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                Percentage of Fees
                                                Billed Applicable                            Percentage of Fees
                                                   to Non-Audit                             Billed Applicable to
                                                Services Provided                            Non-Audit Services
                           Fees Billed for     for fiscal year end                           Provided for fiscal
                          Services Rendered      2005 Pursuant to       Fees Billed for         year end 2004
                          to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                         for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                                 2005             Requirement(1)     fiscal year end 2004      Requirement(1)
                         -------------------   -------------------   --------------------   --------------------
Audit Fees                     $298,561                N/A                 $338,330                 N/A
Audit-Related Fees (2)         $ 19,250                  0%                $      0                   0%
Tax Fees(3)                    $ 76,216                  0%                $ 67,118                   0%
All Other Fees                 $      0                  0%                $      0                   0%
                               --------                ---                 --------                 ---
Total Fees                     $394,027                  0%                $405,448                   0%
                               ========                ===                 ========                 ===

PWC billed the Registrant aggregate non-audit fees of $95,466 for the fiscal year ended 2005, and $67,118 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related fees for the fiscal year ended December 31, 2005 includes fees billed for performing agreed upon procedures related to reorganization transactions.

(3) Tax fees for the fiscal year end December 31, 2005 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end December 31, 2004 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                       Fees Billed for                                Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                     Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2005    Provided for fiscal   fiscal year end 2004    Provided for fiscal
                      That Were Required        year end 2005       That Were Required        year end 2004
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees             $0                     0%                     $0                      0%
Tax Fees                       $0                     0%                     $0                      0%
All Other Fees                 $0                     0%                     $0                      0%
                              ---                   ---                     ---                    ---
Total Fees(2)                  $0                     0%                     $0                      0%
                              ===                   ===                     ===                    ===

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005

I.   STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.  DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.  NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.   PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.  PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

     (a) As of April 17, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 17, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)   Code of Ethics.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 8, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 8, 2006

                                  EXHIBIT INDEX

12(a) (1)    Code of Ethics.

12(a) (2)    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
             Company Act of 1940.

12(a) (3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
             Company Act of 1940.